Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000250241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1],[2]
C000250241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1],[2]
C000250241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[1],[2]
C000250241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1],[2]
C000250241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1],[2]
C000250241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1],[2]
C000250241 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1],[2]
C000250241 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1],[2]
C000250241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1],[2]
C000250241 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1],[2]
C000250241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1],[2]
C000250241 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250241 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000250241 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250241 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
C000250241 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000250241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250242 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4],[5]
C000250242 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4],[5]
C000250242 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[4],[5]
C000250242 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[4],[5]
C000250242 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[4],[5]
C000250242 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[4],[5]
C000250242 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[4],[5]
C000250242 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4],[5]
C000250242 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[4],[5]
C000250242 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[4],[5]
C000250242 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4],[5]
C000250242 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250242 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000250242 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250242 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000250242 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000250243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[7],[8]
C000250243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[7],[8]
C000250243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[7],[8]
C000250243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[7],[8]
C000250243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[7],[8]
C000250243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[7],[8]
C000250243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[7],[8]
C000250243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[7],[8]
C000250243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[7],[8]
C000250243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[7],[8]
C000250243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[7],[8]
C000250243 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250243 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000250243 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250243 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000250243 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000250243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10],[11]
C000250244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[10],[11]
C000250244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[10],[11]
C000250244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[10],[11]
C000250244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[10],[11]
C000250244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[10],[11]
C000250244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[10],[11]
C000250244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[10],[11]
C000250244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[10],[11]
C000250244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[10],[11]
C000250244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10],[11]
C000250244 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250244 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000250244 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250244 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000250244 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000250244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[13],[14]
C000256144 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[13],[14]
C000256144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[13],[14]
C000256144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[13],[14]
C000256144 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[13],[14]
C000256144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[13],[14]
C000256144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[13],[14]
C000256144 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[13],[14]
C000256144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[13],[14]
C000256144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[13],[14]
C000256144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13],[14]
C000256144 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000256144 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000256144 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000256144 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000256144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256144 [Member] | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264083 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[16],[17]
C000264083 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[16],[17]
C000264083 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[16],[17]
C000264083 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[16],[17]
C000264083 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[16],[17]
C000264083 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[16],[17]
C000264083 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[16],[17]
C000264083 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[16],[17]
C000264083 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[16],[17]
C000264083 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[16],[17]
C000264083 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[16],[17]
C000264083 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264083 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000264083 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264083 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000264083 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000264083 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264083 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000264084 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[19],[20]
C000264084 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[19],[20]
C000264084 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[19],[20]
C000264084 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[19],[20]
C000264084 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[19],[20]
C000264084 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[19],[20]
C000264084 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[19],[20]
C000264084 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[19],[20]
C000264084 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[19],[20]
C000264084 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[19],[20]
C000264084 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[19],[20]
C000264084 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264084 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000264084 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264084 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000264084 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000264084 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000264084 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000264085 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[22],[23]
C000264085 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[22],[23]
C000264085 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[22],[23]
C000264085 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[22],[23]
C000264085 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[22],[23]
C000264085 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[22],[23]
C000264085 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[22],[23]
C000264085 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[22],[23]
C000264085 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[22],[23]
C000264085 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[22],[23]
C000264085 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[22],[23]
C000264085 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264085 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000264085 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000264085 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000264085 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000264085 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264085 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000264086 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[25],[26]
C000264086 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[25],[26]
C000264086 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[25],[26]
C000264086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[25],[26]
C000264086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[25],[26]
C000264086 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[25],[26]
C000264086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[25],[26]
C000264086 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[25],[26]
C000264086 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[25],[26]
C000264086 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[25],[26]
C000264086 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[25],[26]
C000264086 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264086 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000264086 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264086 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000264086 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000264086 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264086 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)

[1]	Excludes money market funds.
[2]	The underlying fund is iShares Core S&P 500 ETF.
[3]	Rounds to less than 0.1%.
[4]	Excludes money market funds.
[5]	The underlying fund is iShares Core S&P 500 ETF.
[6]	Rounds to less than 0.1%.
[7]	Excludes money market funds.
[8]	The underlying fund is iShares Core S&P 500 ETF.
[9]	Rounds to less than 0.1%.
[10]	Excludes money market funds.
[11]	The underlying fund is iShares Core S&P 500 ETF.
[12]	Rounds to less than 0.1%.
[13]	Excludes money market funds.
[14]	The underlying fund is iShares Core S&P 500 ETF.
[15]	Rounds to less than 0.1%.
[16]	Excludes money market funds.
[17]	The underlying fund is iShares Core S&P 500 ETF.
[18]	Rounds to less than 0.1%.
[19]	Excludes money market funds.
[20]	The underlying fund is iShares Core S&P 500 ETF.
[21]	Rounds to less than 0.1%.
[22]	Excludes money market funds.
[23]	The underlying fund is iShares Core S&P 500 ETF.
[24]	Rounds to less than 0.1%.
[25]	Excludes money market funds.
[26]	The underlying fund is iShares Core S&P 500 ETF.
[27]	Rounds to less than 0.1%.